General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2019
General and administrative expense
Schedule of General and administrative expense

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Staff Costs	80,494	47,644	51,273
Occupancy Costs	1,582	5,091	3,989
Professional fees	14,300	9,830	5,257
Travel and entertainment	5,232	3,596	3,171
Office and related expenses	7,494	5,354	4,274
General sub-contracts	5,168	2,835	2,214
Bank fees & payment costs	2,893	2,980	1,699
Bad debt expense / reversal	5,877	4,436	3,270
Tax expenses	5,538	4,778	4,615
Tax provisions	6,068	5,271	6,989
Depreciation and amortization	7,906	2,166	1,637
Other general and administrative expense	1,973	944	662
General and administrative expense	144,525	94,925	89,050